BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2022
Basis Of Preparation And Significant Accounting Policies
Statement of Compliance

(a)	Statement of Compliance

These condensed interim consolidated financial statements were prepared in accordance with International Accounting Standards (“IAS 34”), Interim Financial Reporting, using the accounting policies of the Company outlined in its December 31, 2021 annual consolidated financial statements. The accounting policies are in line with IFRS guidelines. These condensed interim consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and therefore should be read in conjunction with the Company’s annual consolidated financial statements.

Basis of Preparation

(b)	Basis of Preparation

These condensed interim consolidated financial statements have been prepared under the historical cost convention, modified by the revaluation of any financial assets and financial liabilities where applicable. The preparation of condensed interim consolidated financial statements in conformity with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Company’s accounting policies. These areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the condensed interim consolidated financial statements, are disclosed in note 3.

Effective August 3, 2022, in connection with the closing of the RTO, the Company completed a consolidation of its common shares on a 5:1 basis, whereby one (1) post-consolidation common share was exchange for every five (5) pre-consolidation common shares (the “Consolidation”).

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted in these Financial Statements to give effect to the RTO and the Consolidation, as if such alterations occurred at the beginning of the earliest period presented herein.

Basis of consolidation

(c)	Basis of consolidation

These Financial Statements are presented on a consolidated basis of the Company and its wholly-owned subsidiaries. All intercompany transactions, balances, income and expenses are eliminated upon consolidation.

Effective August 3, 2022, NAN acquired 100% of the outstanding shares of PNRC (Note 4). As the shareholders of PNRC obtained control of the Company under the RTO, through the exchange of their shares of PNRC for shares of NAN, the acquisition of PNRC has been accounted for in these Financial Statements as a “reverse takeover”. Consequently, the consolidated statements of income and loss and cash flows reflect the results from the operations and cash flows of PNRC, the legal subsidiary of the Company, for the quarter ended September 30, 2022 and 2021, combined with NAN, the legal parent of PNRC, from the acquisition on August 3, 2022 to September 30, 2022, in accordance with the treatment of a “reverse takeover” under IFRS.